EMPLOYEE POST-RETIREMENT BENEFITS (Details 2) (CAD) In Millions, unless otherwise specified						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Pension Benefit Plans	Dec. 31, 2011 Pension Benefit Plans	Dec. 31, 2010 Pension Benefit Plans	Dec. 31, 2012 Pension Benefit Plans Debt securities	Dec. 31, 2011 Pension Benefit Plans Debt securities	Dec. 31, 2012 Pension Benefit Plans Debt securities Minimum	Dec. 31, 2012 Pension Benefit Plans Debt securities Maximum	Dec. 31, 2012 Pension Benefit Plans Equity Securities	Dec. 31, 2011 Pension Benefit Plans Equity Securities	Dec. 31, 2012 Pension Benefit Plans Equity Securities Minimum	Dec. 31, 2012 Pension Benefit Plans Equity Securities Maximum	Dec. 31, 2012 Other Post-Retirement Benefit Plans	Dec. 31, 2011 Other Post-Retirement Benefit Plans	Dec. 31, 2010 Other Post-Retirement Benefit Plans
Benefit obligation and fair value of plan assets for plans that are not fully funded
Benefit obligation			(2,142)	(1,836)										(186)	(170)
Plan assets at fair value			1,825	1,656										32	29
Funded Status - Deficit			(317)	(180)										(154)	(141)
Accumulated benefit obligation and fair value of plan assets for plans that are not fully funded
Accumulated benefit obligation			(1,966)	(446)
Plan assets at fair value			1,825	391
Funded Status - Deficit			(141)	(55)
Pension plans' weighted average asset allocations and target allocations by asset category
Percentage of Plan Assets	100.00%	100.00%	100.00%	100.00%		36.00%	39.00%			64.00%	61.00%
Target Allocations (as a percent)								35.00%	60.00%			40.00%	65.00%
Amount of the Company's debt or the Company's common shares included in plan assets						2	2			3	3
Percentage of the Company's debt or the Company's common shares included in plan assets as compared to total plan assets						0.10%	0.10%			0.20%	0.20%
Funded status based on accumulated benefit obligation
Accumulated benefit obligation			(1,966)	(1,691)
Plan assets at fair value	1,857	1,685	1,825	1,656	1,636									32	29	29
Funded Status - Deficit			(141)	(35)